Loans and Allowance for Credit Losses (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying amount of the covered assets
Purchased impaired loans	$ 5,854	$ 6,143
Purchased non-impaired loans	6,407	8,762
Other assets	2,800	3,590
Total	15,061	18,495
Commercial loans [Member]
Carrying amount of the covered assets
Purchased impaired loans	68	70
Purchased non-impaired loans	137	260
Other assets	0	0
Total	205	330
Commercial real estate loans [Member]
Carrying amount of the covered assets
Purchased impaired loans	1,956	2,254
Purchased non-impaired loans	4,037	5,952
Other assets	0	0
Total	5,993	8,206
Residential mortgage loans [Member]
Carrying amount of the covered assets
Purchased impaired loans	3,830	3,819
Purchased non-impaired loans	1,360	1,620
Other assets	0	0
Total	5,190	5,439
Credit card portfolio segment [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased non-impaired loans	6	5
Other assets	0	0
Total	6	5
Other retail portfolio segment [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased non-impaired loans	867	925
Other assets	0	0
Total	867	925
Losses reimbursable by FDIC [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased non-impaired loans	0	0
Other assets	2,526	3,137
Total	2,526	3,137
Covered portfolio segment [Member]
Carrying amount of the covered assets
Purchased impaired loans	5,854	6,143
Purchased non-impaired loans	6,407	8,762
Other assets	2,526	3,137
Total	14,787	18,042
Foreclosed real estate [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased non-impaired loans	0	0
Other assets	274	453
Total	$ 274	$ 453